Warrant Liabilities - Fair Value of Convertible Preferred Stock Warrant Liability (Detail)		6 Months Ended	12 Months Ended
	Mar. 05, 2015	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Series B Warrant Liability [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Volatility			90.00%	87.00%
Expected Term (years)			1 month 13 days	1 year 1 month 6 days
Expected dividend yield			0.00%	0.00%
Risk-free rate			0.65%	0.26%
Series C Warrant Liability [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Volatility	86.00%	90.00%	90.00%
Expected Term (years)	5 years	3 years 8 months 1 day	4 years 2 months 1 day
Expected dividend yield	0.00%	0.00%	0.00%
Risk-free rate	1.35%	0.81%	1.76%